UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.88%
Aerospace & Defense - 8.43%
Alliant Techsystems, Inc.	3,050	$384,300
Boeing Co.	3,220	408,296
General Dynamics Corp.	3,320	409,190
Lockheed Martin Corp.	2,360	410,640
Rockwell Collins, Inc.	5,360	412,613
United Technologies Corporation	3,740	403,845
		2,428,884
Air Freight & Logistics - 2.04%
Expeditors International of Washington, Inc.	9,820	405,566
United Parcel Service, Inc. - Class B	1,880	182,980
		588,546
Capital Markets - 5.82%
Eaton Vance Corp.	11,020	431,544
Federated Investors, Inc.	13,650	418,919
T Rowe Price Group, Inc.	5,130	415,504
Waddell & Reed Financial, Inc.	7,560	412,020
		1,677,987
Chemicals - 1.42%
Eastman Chemical Co.	4,960	409,051

Commercial Services & Supplies - 4.26%
Deluxe Corp.	6,910	411,491
Herman Miller, Inc.	13,520	401,814
Pitney Bowes, Inc.	15,220	411,853
		1,225,158
Communications Equipment - 1.42%
Cisco Systems, Inc.	16,420	410,336

Consumer Finance - 4.04%
Credit Acceptance Corp. (a)	3,220	396,833
Portfolio Recovery Associates, Inc. (a)	6,990	397,241
World Acceptance Corp. (a)	4,720	369,765
		1,163,839
Containers & Packaging - 5.48%
Ball Corp.	5,550	355,755
Crown Holdings, Inc. (a)	8,620	416,088
Owens-Illinois, Inc. (a)	12,980	399,654
Silgan Holdings, Inc.	8,140	409,849
		1,581,346
Distributors - 0.50%
Genuine Parts Co.	1,640	143,894

Diversified Consumer Services - 2.86%
H&R Block, Inc.	12,060	404,372
Weight Watchers International, Inc.	17,030	420,470
		824,842
Diversified Financial Services - 2.55%
McGraw-Hill Financial, Inc.	5,040	408,895
Moody's Corp.	3,500	327,495
		736,390
Electrical Equipment - 1.41%
Emerson Electric Co.	6,360	407,167

Food & Staples Retailing - 2.84%
Kroger Co.	8,050	410,389
Wal-Mart Stores, Inc.	5,410	408,455
		818,844
Food Products - 2.84%
Campbell Soup Co.	9,140	409,654
Kellogg Co.	6,280	408,012
		817,666
Health Care Equipment & Supplies - 2.81%
Medtronic, Inc.	6,380	407,363
Zimmer Holdings, Inc.	4,070	404,192
		811,555

Health Care Providers & Services - 8.61%
Cigna Corp.	4,330	409,618
DaVita HealthCare Partners, Inc. (a)	5,520	412,234
Laboratory Corporation of America Holdings (a)	3,820	409,619
Patterson Companies, Inc.	10,240	412,365
Quest Diagnostics, Inc.	6,540	413,393
UnitedHealth Group, Inc.	4,900	424,731
		2,481,960
Hotels, Restaurants & Leisure - 0.99%
Brinker International, Inc.	2,950	144,255
McDonald's Corp.	1,500	140,580
		284,835
Household Durables - 0.49%
Tupperware Brands Corp.	1,920	140,659

Household Products - 1.88%
Clorox Co.	1,580	139,988
Energizer Holdings, Inc.	3,320	403,446
		543,434
IT Services - 11.39%
Accenture PLC - Class A (b)	5,060	410,164
Broadridge Financial Solutions, Inc.	9,820	417,743
DST Systems, Inc.	4,340	402,795
Heartland Payment Systems, Inc.	8,480	405,090
International Business Machines Corp.	2,140	411,522
NeuStar, Inc. (a)	13,880	409,321
Syntel, Inc. (a)	4,460	398,590
Teradata Corp. (a)	9,360	427,471
		3,282,696
Machinery - 2.79%
Caterpillar, Inc.	3,760	410,103
Deere & Co.	4,700	395,223
		805,326
Media - 0.98%
DISH Network Corp. (a)	2,180	141,286
Omnicom Group, Inc.	1,970	141,860
		283,146
Multiline Retail - 1.00%
Dollar Tree, Inc. (a)	2,600	139,425
Nordstrom, Inc.	2,160	149,580
		289,005
Oil, Gas & Consumable Fuels - 1.40%
Exxon Mobil Corp.	4,060	403,808

Personal Products - 4.24%
Avon Products, Inc.	29,160	409,406
Herbalife Ltd. (b)	7,860	400,703
USANA Health Sciences, Inc. (a)	5,640	411,890
		1,221,999
Pharmaceuticals - 1.43%
Pfizer, Inc.	14,020	412,048

Professional Services - 1.38%
Dun & Bradstreet Corp.	3,380	396,744

Software - 2.85%
Microsoft Corp.	9,030	410,233
Oracle Corp.	9,910	411,562
		821,795
Specialty Retail - 5.43%
Bed Bath & Beyond, Inc. (a)	6,510	418,332
Best Buy Company, Inc.	13,700	436,892
Hibbett Sports, Inc. (a)	5,420	246,231
PetSmart, Inc.	2,070	148,150
Ross Stores, Inc.	2,130	160,645
TJX Companies, Inc.	2,620	156,178
		1,566,428
Technology Hardware, Storage & Peripherals - 2.82%
Lexmark International, Inc.	7,960	402,458
Western Digital Corp.	4,000	412,040
		814,498
Textiles, Apparel & Luxury Goods - 1.42%
Coach, Inc.	11,120	409,550

Tobacco - 1.06%
Reynolds American, Inc.	5,240	306,383

TOTAL COMMON STOCKS (Cost $25,391,793)		28,509,819

SHORT-TERM INVESTMENTS - 0.18%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)	52,802	52,802
TOTAL SHORT-TERM INVESTMENTS (Cost $52,802)		52,802

Total Investments (Cost $25,444,595) - 99.06%		28,562,621
Other Assets in Excess of Liabilities - 0.94%		270,008
TOTAL NET ASSETS - 100.00%		$28,832,629

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at August 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments	$25,444,595
Gross unrealized appreciation	4,014,802
Gross unrealized depreciation	(896,776)
Net unrealized appreciation	$3,118,026

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identifation method by comparing the original cost of the security lot sold with the net sales proceeds.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$28,509,819	$-	$-	$28,509,819
Short-Term Investments	52,802	-	-	52,802
Total Investments in Securities	$28,562,621	$-	$-	$28,562,621

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2014.
There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2014.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date    October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date    October 16, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date    October 17, 2014

* Print the name and title of each signing officer under his or her signature.